Accounts Receivable (Details) (USD $)	Dec. 31, 2013
Unbilled receivables:
Unbilled Receivables, Current	$ 799,413
Total receivables acquired from Ecotality	2,029,262
Less: Fair value adjustment to receivables acquired from Ecotality	(2,000,189)
Fair value of accounts receivable acquired from Ecotality - See Note 5	29,073
Due from the estate of Electric Transportation Engineering Corporation of America	143,282
Other accounts receivable	43,648
Balance	216,003
Other Accounts Receivable [Member]
Unbilled receivables:
Accounts Receivable, Gross	188,995
California Energy Commission [Member]
Unbilled receivables:
Unbilled Receivables, Current	529,990
Bay Area Air Quality Management District [Member]
Unbilled receivables:
Unbilled Receivables, Current	269,423
U.S. Department of Energy [Member]
Unbilled receivables:
Accounts Receivable, Gross	$ 1,040,854